Lease Income (Operating Lease) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets			¥ 37,493	¥ 39,153
Real Estate Asset
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 2,679	¥ 596	12,745	13,083
Operating Lease Assets Other than Real Estate
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 7,022	¥ 6,980	¥ 24,748	¥ 26,070